Summary of Significant Accounting Policies, Master Settlement Agreement (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) State Counterparty	Dec. 31, 2018 USD ($)	Apr. 01, 2009 $ / lb	Mar. 31, 2009 $ / lb
Master Settlement Agreement [Abstract]
Number of states that are parties to the Master Settlement Agreement and the Smokeless Tobacco Master Settlement Agreement | State	46
Number of MSA cigarette manufacturers and/or distributors | Counterparty	49
Term for restricted withdrawal of principal from MSA escrow account	25 years
Deposit made in MSA escrow account	$ 0
Fair Value of MSA Escrow Account [Abstract]
Cost	32,074	$ 32,073
Gross unrealized gains		9
Gross unrealized losses		(1,532)
Estimated fair value	32,074	30,550
Master Settlement Agreement Escrow Account by Sales Year [Abstract]
1999	211	211
2000	1,017	1,017
2001	1,673	1,673
2002	2,271	2,271
2003	4,249	4,249
2004	3,714	3,714
2005	4,553	4,552
2006	3,847	3,847
2007	4,167	4,167
2008	3,364	3,364
2009	1,619	1,619
2010	406	406
2011	193	193
2012	199	199
2013	173	173
2014	143	143
2015	101	101
2016	91	91
2017	83	83
Total	32,074	32,073
Cash and Cash Equivalents [Member]
Fair Value of MSA Escrow Account [Abstract]
Cost	32,074	2,361
Gross unrealized gains		0
Gross unrealized losses		0
Estimated fair value	32,074	2,361
U. S. Governmental Agency Obligations (Unrealized Gain Position less than 12 Months) [Member]
Fair Value of MSA Escrow Account [Abstract]
Cost	0	1,193
Gross unrealized gains		9
Gross unrealized losses		0
Estimated fair value	0	1,202
U. S. Governmental Agency Obligations (Unrealized Loss Position less than 12 Months) [Member]
Fair Value of MSA Escrow Account [Abstract]
Cost	0	1,000
Gross unrealized gains		0
Gross unrealized losses		(3)
Estimated fair value	0	997
U. S. Governmental Agency Obligations (Unrealized Loss Position more than 12 Months) [Member]
Fair Value of MSA Escrow Account [Abstract]
Cost	0	27,519
Gross unrealized gains		0
Gross unrealized losses		(1,529)
Estimated fair value	0	25,990
Turning Point [Member]
Fair Value of MSA Escrow Account [Abstract]
Cost	32,100
Estimated fair value	$ 32,100
Maturities of U.S. Governmental Agency Obligations [Abstract]
Less than one year		1,499
One to five years		13,591
Five to ten years		11,152
Greater than ten years		3,470
Amortized cost		$ 29,712
RYO/MYO and Cigar Wrappers [Member]
Master Settlement Agreement [Abstract]
Federal excise tax rate (in dollars per unit) | $ / lb			24.78	1.0969